Long-term Debt - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about borrowings [line items]
Loan amount	$ 18,587.4	₨ 1,358,937.1	₨ 1,187,997.1	₨ 1,059,910.7
Short Term Debt	2,963.1	216,627.9	163,624.8
Long-term debt	$ 12,734.4	931,019.7	833,048.1
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		193,513.0	137,036.7
Bottom of range [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Maturity	April 2021
Top of range [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Maturity	March 2029
Loans from banks/financial institutions (short-term) [member]
Disclosure of detailed information about borrowings [line items]
Short Term Debt		62,985.7	₨ 71,108.8
Loans from banks/financial institutions (short-term) [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Commercial paper issued interest rate	6.83%
Loans from banks/financial institutions (short-term) [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Commercial paper issued interest rate	7.33%
Marginal cost lending rate [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Loan amount		129,262.0
London interbank offered rate (LIBOR) 1 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Loan amount		₨ 198,122.6
Buyers credit from banks at floating interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	four years
Non-convertible debentures [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.75%	6.75%
Non-convertible debentures [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	11.50%	11.50%
Perpetual Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current notes and debentures issued		₨ 13,201.5
Perpetual Debentures [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.75%	7.75%
Perpetual Debentures [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	8.75%	8.75%